Leases	12 Months Ended
Mar. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Leases
38)	LEASES

Leases as lessee (IFRS 16)

The Group leases property taken for offices. The lease typically runs for a period of 1-12 years. Some leases also include common area maintenance charges along with monthly rentals. Previously these lease were classified as operating leases under per IAS 17.

Information about leases for which the Group is a lessee is presented below:

i) Right-of-use assets

The Group presents right-of-use assets that do not meet the definition of investment property in 'property, plant and equipment', the same line item as it presents underlying assets of the same nature that it owns. (refer note 19)

Amount
Balance as at April 1, 2019	24,994
Additions to right-of-use assets	3,974
Additions to right-of-use assets (related to business combination, refer note 8 (b))	945
Effect of movements in foreign exchange rates	(1,299)
Depreciation charged during the year ended March 31, 2020	(5,284)
Balance as at March 31, 2020	23,330

ii) Amounts recognised in statement of profit or loss

Amount
Interest on lease liabilities during the year ended March 31, 2020 (lease under IFRS 16)	2,731
Depreciation on right-of-use assets during the year ended March 31, 2020 (lease under IFRS 16)	5,284
Rent charged during the year ended March 31, 2019 (lease under IAS 17)	6,581
Rent charged during the year ended March 31, 2018 (lease under IAS 17)	7,701

iii) Amounts recognised in statement of cash flows

Amount
Total cash outflows for leases	6,212

iv) Extension option

Some property leases contain extension options exercisable by the Group for 3-5 years after the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or changes in circumstances within its control.

Impact of COVID-19 pandemic

Most of the leases entered by the Group are long term in nature and the underlying leased properties are being used as offices. For the year ended March31, 2020, the COVID-19 pandemic has not triggered changes to the terms of any of the Group’s leases.